Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,758,936)	$ (4,844,910)	$ (9,212,417)	$ (1,998,055)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	9,429	12,306	24,889	3,863
Issuance of common stock for services	1,224,900	1,087,000	1,530,651	540,065
Imputed interest expense		(6,473)		6,473
Other income			(6,473)
Options vested for stock-based compensation	88,945	128,542	624,463	234,088
Loss on sale of assets	18,387
Amortization of discount on preferred stock	222,678
Warrants for service cancelled				(151,821)
(Increase) decrease in operating assets:
Rent Deposits				(16,942)
Inventory	4,482	(23,494)	(18,501)
Prepaid expenses	47,654	(41,015)	(49,208)	(11,745)
Operating lease right of use asset	29,251	27,082	54,979	(174,241)
(Decrease) increase in operating liabilities:
Accounts payable and accrued liabilities			107,090	33,675
Operating lease right of use liabilities	(31,134)	(27,862)	(56,726)	185,405
Payroll tax liabilities	(1,908)	3,408	3,878	2,717
NET CASH USED IN OPERATING ACTIVITIES	(2,568,367)	(3,588,886)	(6,997,375)	(1,346,518)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment		(3,519)	(3,519)	(43,102)
Sale of property and equipment	65,000
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	65,000	(3,519)	(3,519)	(43,102)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings on notes payable to related parties	187,500			75,000
Proceeds from sales of preferred stock for cash	1,500,000
Proceeds from exercise of warrants		1,024,500
Repayment on notes payable		(78,260)	(78,260)
Repayment on notes payable - related party		(89,200)	(89,200)	(25,070)
Proceeds from exercise of warrants			1,024,500
Proceeds from sales of common stock for cash	568,270	5,000,000	6,200,000	2,000,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,255,770	5,857,040	7,057,040	2,049,930
End of period	(247,597)	2,264,635	56,146	660,310
CASH AND CASH EQUIVALENTS:
Beginning of period	739,006	682,860	682,860	22,550
Effects of currency translation on cash and cash equivalents	(1,166)
End of period	490,243	2,947,495	739,006	682,860
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest
Supplemental schedule of non-cash investing and financing activities:
Issuance of Series C Convertible Preferred for patent acquisition	14,610,000
Series B Convertible Preferred converted to common stock	390,500
Nonrelated Party [Member]
(Decrease) increase in operating liabilities:
Accounts payable and accrued liabilities	577,885	96,530
Related Party [Member]
(Decrease) increase in operating liabilities:
Accounts payable and accrued liabilities